Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Parent Company Only Financial Statements
(21)	Condensed Parent Company Only Financial Statements

The condensed financial position as of December 31, 2012 and 2011 and the condensed results of operations and cash flows for each of the years in the three-year period ended December 31, 2012 of Hampton Roads Bankshares, Inc., parent company only, are presented below (in thousands).

Condensed Balance Sheets

	2012	2011
Assets:
Cash on deposit with subsidiaries	$21,484	$4,250
Equity securities available for sale	347	1,175
Investment in subsidiaries	200,643	154,296
Other assets	7,388	2,586

Total assets	$229,862	$162,307

Liabilities:
Borrowings	$30,939	$30,448
Deferred tax liability	9,691	9,729
Other liabilities	4,509	8,462

Total liabilities	45,139	48,639
Shareholders’ equity:
Common stock	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377

Total shareholders’ equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242

Total shareholders’ equity	184,723	113,668

Total liabilities and shareholders’ equity	$229,862	$162,307

Condensed Statements of Operations

	2012	2011	2010
Income:
Interest income	$108	$157	$87
Other-than-temporary impairment of securities	—	(93)	(67)
Gain on sale of investment securities available for sale	220	—	467
Other income	51	235	16

Total income	379	299	503

Expenses:
Interest expense	1,945	2,421	3,274
Other expense	1,157	2,255	(34)

Total expense	3,102	4,676	3,240

Loss before income taxes and equity in undistributed earnings of subsidiaries	(2,723)	(4,377)	(2,737)
Income tax benefit	(2,182)	—	(294)
Equity in undistributed loss of subsidiaries	(24,550)	(94,237)	(208,896)

Net loss attributable to Hampton Roads Bankshares, Inc.	(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	—	—	(112,114)

Net loss available to common shareholders	$(25,091)	$(98,614)	$(99,225)

Condensed Statements of Cash Flows

	2012	2011	2010
Operating Activities:
Net loss	$(21,548)	$(98,002)	$(210,356)
Adjustments:
Equity in undistributed loss of subsidiaries	24,550	94,237	208,896
Amortization of intangibles	491	1,101	1,100
Stock-based compensation expense	165	110	157
Other-than-temporary impairment	—	—	67
Change in other assets	(4,949)	3,313	(1,061)
Change in other liabilities	(3,953)	(1,282)	6,128

Net cash provided by (used in) operating activities	(5,244)	(523)	4,931

Investing Activities:
Proceeds from sales of equity securities	—	—	1,305
Net decrease in loans	—	—	—
Investment in subsidiaries	(66,000)	(38,000)	(230,000)

Net cash used in investing activities	(66,000)	(38,000)	(228,695)

Financing Activities:
Net decrease in borrowings	—	—	(23,500)
Distributed non-controlling interest	(2,563)	(782)	(579)
Issuance of private placement shares, net	47,135	—	260,260
Issuance of rights offering shares	43,921	—	9,741
Issuance of common shares	—	15,515	—
Common stock repurchased	(15)	—	—
Preferred dividends paid and amortization of preferred stock discount	—	—	1,506
Forfeiture of nonvested stock	—	—	(38)

Net cash provided by financing activities	88,478	14,733	247,390

Increase (decrease) in cash and cash equivalents	17,234	(23,790)	23,626
Cash and cash equivalents at beginning of year	4,250	28,040	4,414

Cash and cash equivalents at end of year	$21,484	$4,250	$28,040